Iron Horse Fund
RISK/RETURN
Investment Objective:
The Fund seeks total return with less volatility than equity markets in general.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Iron Horse Fund	Iron Horse Fund Class A Shares	Iron Horse Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Iron Horse Fund		Iron Horse Fund Class A Shares	Iron Horse Fund Class I Shares
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.47%	0.47%
Total Annual Fund Operating Expenses		1.97%	1.72%
Fee Waiver and/or Reimbursement	[2]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.95%	1.70%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2012, to ensure that t otal annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.95% and 1.70% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Iron Horse Fund (USD $)	1 Year	3 Years
Iron Horse Fund Class A Shares	762	1,156
Iron Horse Fund Class I Shares	173	540

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

 The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in:

  dividend-paying common stocks and

  by writing call options on common stocks and common stock indices.

The adviser selects common stocks of domestic and foreign issuers with market capitalizations of at least  $2 billion that are traded on a U.S. stock exchange.  The adviser combines (1) fundamental analysis, (2) technical analysis and (3) proprietary risk management techniques to seek total returns with less volatility than equity markets in general.

The adviser's fundamental process is driven by a return-on-capital framework that provides for quality comparisons of companies across industries, sectors and geography.  The adviser uses historical price ranges and returns to determine exit points.  The adviser uses several risk management techniques including tolerable-risk models, value-at-risk models and stop-loss procedures in order to manage portfolio risk.  The adviser's tolerable-risk models focus on estimating possible losses, using historical losses measured over various time periods on a security-specific basis.  The adviser's risk management goal is to avoid severe or total losses.  The adviser's value-at-risk models focus on estimating the size of low-probability losses, by using historical losses measured over various time periods on a security-specific basis and on a portfolio level.  The adviser's risk management goal is to avoid a security or group of securities with large loss estimates for a given probability of occurrence.  Stop-loss procedures trigger an automatic sale when a security price drops to a pre-set level with the risk management goal of avoiding further losses.  As a result of using risk management techniques, the adviser expects the Fund to have significantly lower volatility compared to the S&P 500 Index and other indices representative of the equity markets in general.

The adviser selects stocks that it believes will produce income from dividends and produce capital appreciation.  Additionally, the Fund writes stock index and single stock options to generate income (although classified as a capital transaction for accounting and tax purposes) and to reduce exposure to stock market price declines, to the extent of the call option premium received.  The adviser selects single-stock options that are typically covered calls, where the strike price and expiration month are determined by the adviser's fundamental process.  The option is "covered" because the Fund owns the stock at the time it sells the option.

The adviser buys stocks and writes call options using the strategies described above.  It sells stocks when a price target is reached, fundamentals have deteriorated or to adjust the Fund's asset allocation and risk profile.  It covers (buys back) call options to adjust the Fund's risk profile.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

  Foreign Investment Risk.  Foreign stocks are subject to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

  Leveraging Risk. The use of leverage embedded in written options will limit the Fund's gains because the Fund may loose more than the option premium received.

  Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.  In addition, the adviser has not previously advised a mutual fund.

  Management Risk. The adviser's reliance on its investment and risk management strategies and its judgments about the potential appreciation of a particular option or stock in which the Fund invests may prove to be incorrect.

  Market Risk.  Overall stock market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Medium Capitalization Stock Risk.  The value of medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Written Call Option Risk.  Selling covered call or stock index options will limit the Fund's gain, if any, on its underlying securities.  Losses on stock index options may only be partially offset by gains in the Fund's portfolio if the portfolio does not track the call-related stock index.  The Fund continues to bear the risk of a decline in the value of its underlying stocks.  Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Is the Fund Right For You? The adviser believes the Fund is most appropriate for moderate and conservative investors seeking an alternative to "long-only" equity funds.
Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www. IronHorseFund. com or by calling 1-855-241-7514.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 11, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 11, 2011
Prospectus Date	rr_ProspectusDate	May 10, 2011
Iron Horse Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return with less volatility than equity markets in general.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in:

  dividend-paying common stocks and

  by writing call options on common stocks and common stock indices.

The adviser selects common stocks of domestic and foreign issuers with market capitalizations of at least  $2 billion that are traded on a U.S. stock exchange.  The adviser combines (1) fundamental analysis, (2) technical analysis and (3) proprietary risk management techniques to seek total returns with less volatility than equity markets in general.

The adviser's fundamental process is driven by a return-on-capital framework that provides for quality comparisons of companies across industries, sectors and geography.  The adviser uses historical price ranges and returns to determine exit points.  The adviser uses several risk management techniques including tolerable-risk models, value-at-risk models and stop-loss procedures in order to manage portfolio risk.  The adviser's tolerable-risk models focus on estimating possible losses, using historical losses measured over various time periods on a security-specific basis.  The adviser's risk management goal is to avoid severe or total losses.  The adviser's value-at-risk models focus on estimating the size of low-probability losses, by using historical losses measured over various time periods on a security-specific basis and on a portfolio level.  The adviser's risk management goal is to avoid a security or group of securities with large loss estimates for a given probability of occurrence.  Stop-loss procedures trigger an automatic sale when a security price drops to a pre-set level with the risk management goal of avoiding further losses.  As a result of using risk management techniques, the adviser expects the Fund to have significantly lower volatility compared to the S&P 500 Index and other indices representative of the equity markets in general.

The adviser selects stocks that it believes will produce income from dividends and produce capital appreciation.  Additionally, the Fund writes stock index and single stock options to generate income (although classified as a capital transaction for accounting and tax purposes) and to reduce exposure to stock market price declines, to the extent of the call option premium received.  The adviser selects single-stock options that are typically covered calls, where the strike price and expiration month are determined by the adviser's fundamental process.  The option is "covered" because the Fund owns the stock at the time it sells the option.

The adviser buys stocks and writes call options using the strategies described above.  It sells stocks when a price target is reached, fundamentals have deteriorated or to adjust the Fund's asset allocation and risk profile.  It covers (buys back) call options to adjust the Fund's risk profile.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

  Foreign Investment Risk.  Foreign stocks are subject to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

  Leveraging Risk. The use of leverage embedded in written options will limit the Fund's gains because the Fund may loose more than the option premium received.

  Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.  In addition, the adviser has not previously advised a mutual fund.

  Management Risk. The adviser's reliance on its investment and risk management strategies and its judgments about the potential appreciation of a particular option or stock in which the Fund invests may prove to be incorrect.

  Market Risk.  Overall stock market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Medium Capitalization Stock Risk.  The value of medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Written Call Option Risk.  Selling covered call or stock index options will limit the Fund's gain, if any, on its underlying securities.  Losses on stock index options may only be partially offset by gains in the Fund's portfolio if the portfolio does not track the call-related stock index.  The Fund continues to bear the risk of a decline in the value of its underlying stocks.  Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Is the Fund Right For You? The adviser believes the Fund is most appropriate for moderate and conservative investors seeking an alternative to "long-only" equity funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www. IronHorseFund. com or by calling 1-855-241-7514.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-241-7514
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.IronHorseFund.com
Iron Horse Fund | Iron Horse Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,156
Iron Horse Fund | Iron Horse Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	540

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2012, to ensure that t otal annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.95% and 1.70% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.